Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2010
Registrant Name	dei_EntityRegistrantName	Columbia Funds Variable Series Trust II
Central Index Key	dei_EntityCentralIndexKey	0001413032
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Sep. 30, 2011
Document Effective Date	dei_DocumentEffectiveDate	Sep. 30, 2011
Prospectus Date	rr_ProspectusDate	Apr. 29, 2011
Supplement [Text Block]	cfvst1413032_SupplementTextBlock
Prospectus Supplement — September 30, 2011
to the Prospectus listed below, as supplemented
Fund	Prospectuses Dated
Columbia Variable Portfolio — Seligman Global Technology Fund	04/29/2011
		Effective September 30, 2011, the Fund compares its performance to the net dividends (Net) versions of the Morgan Stanley Capital International (MSCI) World IT Index and the MSCI World Index rather than to the gross dividends (Gross) versions currently reflected in the Fund’s prospectus. Accordingly, the average annual total returns table in the “Past Performance” section of the Fund’s prospectus is hereby replaced with the following and should be retained with the current prospectus for the Fund for future reference.
Columbia Variable Portfolio - Seligman Global Technology Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cfvst1413032_SupplementTextBlock	The average annual total returns table in the “Past Performance” section of the prospectus is hereby replaced with the following:
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for periods ended December 31, 2010)
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	On September 30, 2011, the MSCI World IT Index (Net) and the MSCI World Index (Net) replaced the MSCI World IT Index (Gross) and the MSCI World Index (Gross) as the Fund's benchmarks.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	Fund performance information prior to March 7, 2011 represents that of the Fund as a series of Seligman Portfolios, Inc., a Maryland corporation. The Fund was reorganized into a series of RiverSource Variable Series Trust (now known as Columbia Funds Variable Series Trust II), a Massachusetts business trust, on that date.
Columbia Variable Portfolio - Seligman Global Technology Fund | Class 1
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia VP — Seligman Global Technology Fund:
Label	rr_AverageAnnualReturnLabel	Class 1
1 year	rr_AverageAnnualReturnYear01	15.52%
5 years	rr_AverageAnnualReturnYear05	8.82%
10 years	rr_AverageAnnualReturnYear10	2.21%
Columbia Variable Portfolio - Seligman Global Technology Fund | Class 2
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia VP — Seligman Global Technology Fund:
Label	rr_AverageAnnualReturnLabel	Class 2
1 year	rr_AverageAnnualReturnYear01	15.08%
5 years	rr_AverageAnnualReturnYear05	8.58%
10 years	rr_AverageAnnualReturnYear10	2.02%
Columbia Variable Portfolio - Seligman Global Technology Fund | Morgan Stanley Capital International (MSCI) World IT Index (Net)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Morgan Stanley Capital International (MSCI) World IT Index (Net)	[1]
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects reinvested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes)
1 year	rr_AverageAnnualReturnYear01	10.50%
5 years	rr_AverageAnnualReturnYear05	3.52%
10 years	rr_AverageAnnualReturnYear10	(1.98%)
Columbia Variable Portfolio - Seligman Global Technology Fund | MSCI World IT Index (Gross)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI World IT Index (Gross)	[1]
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	10.81%
5 years	rr_AverageAnnualReturnYear05	3.79%
10 years	rr_AverageAnnualReturnYear10	(1.79%)
Columbia Variable Portfolio - Seligman Global Technology Fund | MSCI World Index (Net)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI World Index (Net)	[1]
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects reinvested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes)
1 year	rr_AverageAnnualReturnYear01	11.76%
5 years	rr_AverageAnnualReturnYear05	2.43%
10 years	rr_AverageAnnualReturnYear10	2.31%
Columbia Variable Portfolio - Seligman Global Technology Fund | MSCI World Index (Gross)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI World Index (Gross)	[1]
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	12.34%
5 years	rr_AverageAnnualReturnYear05	2.99%
10 years	rr_AverageAnnualReturnYear10	2.82%
Columbia Variable Portfolio - Seligman Global Technology Fund | Lipper Global Science & Technology Funds Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Lipper Global Science & Technology Funds Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for taxes)
1 year	rr_AverageAnnualReturnYear01	23.41%
5 years	rr_AverageAnnualReturnYear05	7.50%
10 years	rr_AverageAnnualReturnYear10	0.07%

[1]	On September 30, 2011, the MSCI World IT Index (Net) and the MSCI World Index (Net) replaced the MSCI World IT Index (Gross) and the MSCI World Index (Gross) as the Fund's benchmarks. The Fund's investment manager made this recommendation to the Fund's Board because the investment manager believes that the Net versions better reflect how dividends paid to the Fund on foreign securities generally are treated for tax purposes and, therefore, provide a more appropriate basis for comparing the Fund's performance. Information on both versions of each index will be included for a one-year transition period. Thereafter, only the Net versions will be included.